BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (22.4%)
$10,000,000	AGL Core CLO 2, Ltd. 2019-2A (3-Month CME Term SOFR + 1.652%)[1,2]	04/20/32	6.969%	$10,019,478
9,621,112	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	6.213	6,422,381
7,555,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	7,537,214
5,719,573	Amur Equipment Finance Receivables X LLC 2022-1A1	10/20/27	1.640	5,567,784
7,709,954	Amur Equipment Finance Receivables XII LLC 2023-1A1	12/20/29	6.090	7,785,496
5,121,130	ARI Fleet Lease Trust 2022-A1	01/15/31	3.120	5,077,914
9,105,000	ARI Fleet Lease Trust 2023-B1	07/15/32	6.050	9,201,326
17,560,330	Audax Senior Debt CLO III LLC 2020-1A (3-Month CME Term SOFR + 1.872%)[1,2]	01/20/30	7.189	17,553,589
11,930,000	Avis Budget Rental Car Funding AESOP LLC 2023-3A1	02/22/28	5.440	12,035,007
9,500,000	Avis Budget Rental Car Funding AESOP LLC 2023-7A1	08/21/28	5.900	9,738,643
1,267,682	Bankers Healthcare Group Securitization Trust 2020-A1	09/17/31	2.560	1,259,100
13,760,591	BHG Securitization Trust 2022-A1	02/20/35	1.710	13,456,338
12,355,956	BHG Securitization Trust 2023-A1	04/17/36	5.550	12,302,497
8,276,989	BHG Securitization Trust 2023-B1	12/17/36	6.920	8,447,696
12,410,000	BlackRock Elbert CLO V LLC 5A (3-Month CME Term SOFR + 1.850%)[1,2]	06/15/34	7.235	12,396,401
3,788,627	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	3,672,574
8,588,198	Business Jet Securities LLC 2022-1A1	06/15/37	4.455	8,296,272
44,170,000	California Street CLO IX LP 2012-9A (3-Month CME Term SOFR + 1.362%)[1,2]	07/16/32	6.676	43,987,450
29,280,000	Carlyle US CLO, Ltd. 2019-2A (3-Month CME Term SOFR + 1.382%)[1,2]	07/15/32	6.696	29,306,434
20,418,444	CARS-DB4 LP 2020-1A1	02/15/50	3.190	19,673,944
10,216,933	CARS-DB7 LP 2023-1A1	09/15/53	5.750	10,142,649
8,085,000	CCG Receivables Trust 2023-2[1]	04/14/32	6.280	8,221,281
22,918,037	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	1.690	21,366,539
2,134,859	Chesapeake Funding II LLC 2020-1A1	08/15/32	0.870	2,123,952
11,952,488	Chesapeake Funding II LLC 2023-1A1	05/15/35	5.650	11,985,949
8,801,702	Chesapeake Funding II LLC 2023-2A1	10/15/35	6.160	8,885,804
25,000,000	Churchill MMSLF CLO-I LP 2021-2A (3-Month CME Term SOFR + 1.712%)[1,2]	10/01/32	7.042	24,975,735
6,470,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	6,700,848
11,645,000	Daimler Trucks Retail Trust 2023-1	03/15/27	5.900	11,807,563
12,445,000	Deerpath Capital CLO, Ltd. 2022-1A (3-Month CME Term SOFR + 1.950%)[1,2]	07/15/33	7.264	12,410,428
3,550,855	Donlen Fleet Lease Funding 2 LLC 2021-2[1]	12/11/34	0.560	3,512,328
17,180,000	Dryden 93 CLO, Ltd. 2021-93A (3-Month CME Term SOFR + 1.342%)[1,2]	01/15/34	6.656	17,175,942
4,145,760	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	2,653,336
8,988,455	Elm Trust 2020-3A1	08/20/29	2.954	8,590,126
7,407,227	Enterprise Fleet Financing LLC 2022-1[1]	01/20/28	3.030	7,297,113
10,445,535	Enterprise Fleet Financing LLC 2022-4[1]	10/22/29	5.760	10,498,313
10,445,000	Enterprise Fleet Financing LLC 2023-3[1]	03/20/30	6.400	10,675,953
1,298,805	FCI Funding LLC 2021-1A1	04/15/33	1.130	1,280,741
14,203,943	Finance of America HECM Buyout 2022-HB1[1,2,3]	02/25/32	2.695	13,816,059
50,300,000	Flexential Issuer 2021-1A1	11/27/51	3.250	45,582,851

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$9,815,968	FNA LLC 2019-1[1,2,3,4]	12/10/31	3.000%	$9,025,782
10,940,000	Ford Credit Floorplan Master Owner Trust A 2023-1[1]	05/15/28	4.920	10,974,615
16,420,000	Foursight Capital Automobile Receivables Trust 2024-1[1]	01/16/29	5.490	16,446,994
18,018,442	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	16,625,501
18,597,904	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	17,181,330
10,900,000	GM Financial Revolving Receivables Trust 2023-2[1]	08/11/36	5.770	11,406,979
50,750,000	Golub Capital Partners ABS Funding, Ltd. 2021-2A1	10/19/29	2.944	46,707,433
8,300,000	HPEFS Equipment Trust 2023-2A1	01/21/31	6.040	8,365,388
18,116,597	HTS Fund I LLC 2021-1[1]	08/25/36	1.411	16,021,789
10,813,243	LCM XXIV, Ltd. 24A (3-Month CME Term SOFR + 1.242%)[1,2]	03/20/30	6.559	10,822,416
36,779,458	Madison Park Funding XXV, Ltd. 2017-25A (3-Month CME Term SOFR + 1.232%)[1,2]	04/25/29	6.556	36,705,612
8,564,128	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	8,389,217
14,800,000	Mariner Finance Issuance Trust 2023-AA1	10/22/35	6.700	15,120,772
6,597,752	MCF CLO IX, Ltd. 2019-1A (3-Month CME Term SOFR + 1.500%)[1,2]	07/17/31	6.817	6,581,973
41,880,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	4.050	38,188,002
12,410,000	Monroe Capital Mml CLO X, Ltd. 2020-1A (3-Month CME Term SOFR + 1.870%)[1,2]	05/20/34	7.237	12,313,830
47,600,000	Neuberger Berman Loan Advisers CLO 34, Ltd. 2019-34A (3- Month CME Term SOFR + 1.240%)[1,2]	01/20/35	6.558	47,535,550
17,690,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	17,220,614
6,235,000	Nissan Auto Receivables Owner Trust 2023-B	03/15/28	5.930	6,375,476
12,357,326	NMEF Funding LLC 2022-A1	10/16/28	2.580	12,198,619
15,695,000	NMEF Funding LLC 2023-A1	06/17/30	6.570	15,853,582
30,000,000	Northwoods Capital XVIII, Ltd. 2019-18A (3-Month CME Term SOFR + 1.362%)[1,2]	05/20/32	6.729	30,002,256
32,920,000	Octagon Investment Partners 20-R, Ltd. 2019-4A (3-Month CME Term SOFR + 1.412%)[1,2]	05/12/31	6.783	32,940,931
21,250,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	20,886,687
14,337,000	OnDeck Asset Securitization Trust IV LLC 2023-1A1	08/19/30	7.000	14,482,882
14,640,000	OneMain Financial Issuance Trust 2022-3A1	05/15/34	5.940	14,742,297
13,350,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	13,009,917
16,380,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	5.840	16,696,616
56,210,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	52,201,108
25,000,000	Oportun Issuance Trust 2022-A1	06/09/31	5.050	24,634,425
242,445	OSCAR US Funding XIV LLC 2022-1A1	03/10/25	1.600	242,193
25,930,000	Oxford Finance Funding LLC 2022-1A1	02/15/30	3.602	24,765,914
32,866,571	Palmer Square Loan Funding, Ltd. 2022-1A (3-Month CME Term SOFR + 1.050%)[1,2]	04/15/30	6.367	32,634,057
17,084,184	Parliament CLO II, Ltd. 2021-2A (3-Month CME Term SOFR + 1.612%)[1,2]	08/20/32	6.979	17,037,659
47,670,000	PFS Financing Corp. 2022-A1	02/15/27	2.470	46,294,730
19,980,000	PFS Financing Corp. 2022-C1	05/15/27	3.890	19,651,681
9,810,000	PFS Financing Corp. 2023-A1	03/15/28	5.800	9,970,983
11,745,230	Regional Management Issuance Trust 2020-1[1]	10/15/30	2.340	11,481,347
10,570,396	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	10,394,524
56,030,000	Republic Finance Issuance Trust 2021-A1	12/22/31	2.300	53,287,214

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$23,320,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000%	$22,181,331
8,578,203	RMF Buyout Issuance Trust 2021-HB1[1,2,3]	11/25/31	1.259	8,267,636
4,393,182	Santander Drive Auto Receivables Trust 2023-2	03/16/26	5.870	4,393,739
17,882,171	Santander Drive Auto Receivables Trust 2023-5	07/15/27	6.310	17,972,991
34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	33,571,000
7,960,879	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	7,091,711
22,755,000	Southwick Park CLO LLC 2019-4A (3-Month CME Term SOFR + 1.322%)[1,2]	07/20/32	6.639	22,770,307
19,160,000	Stack Infrastructure Issuer LLC 2020-1A1	08/25/45	1.893	17,872,571
7,911,273	SWC Funding LLC 2018-1A1	08/15/33	4.750	7,899,259
50,790,000	Symphony CLO XXI, Ltd. 2019-21A (3-Month CME Term SOFR + 1.322%)[1,2]	07/15/32	6.636	50,796,186
12,760,000	Synchrony Card Funding LLC 2022-A1	04/15/28	3.370	12,497,238
13,310,000	TierPoint Issuer LLC 2023-1A1 .	06/25/53	6.000	12,953,599
12,920,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	12,991,528
2,180,333	Veros Auto Receivables Trust 2022-1[1]	12/15/25	3.470	2,169,276
7,055,028	VFI ABS LLC 2022-1A1	03/24/28	2.230	6,942,549
8,657,503	VFI ABS LLC 2023-1A1	03/26/29	7.270	8,718,878
7,040,000	Westlake Automobile Receivables Trust 2023-4A1	11/15/28	6.640	7,173,993
19,522,816	Wheels Fleet Lease Funding 1 LLC 2022-1A1	10/18/36	2.470	19,268,299
18,550,000	Wheels Fleet Lease Funding 1 LLC 2023-1A1	04/18/38	5.800	18,603,079
12,000,000	Wheels Fleet Lease Funding 1 LLC 2023-2A1	08/18/38	6.460	12,140,522
11,295,000	World Financial Network Credit Card Master Trust 2023-A	03/15/30	5.020	11,311,955
	Total Asset Backed Securities
	(Cost $1,662,990,603)			1,626,447,590

	COMMERCIAL MORTGAGE BACKED SECURITIES (5.9%)
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.559	21,565,159
9,350,000	BLP Commercial Mortgage Trust 2023-IND (1-Month CME Term SOFR + 1.692%)[1,2]	03/15/40	7.025	9,291,562
20,300,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 1.898%)[1,2]	04/15/37	7.231	20,274,507
5,211,191	BX Commercial Mortgage Trust 2019-XL (1-Month CME Term SOFR + 1.034%)[1,2]	10/15/36	6.368	5,204,677
18,100,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 2.115%)[1,2]	06/15/27	7.448	18,169,399
44,618,626	BX Commercial Mortgage Trust 2022-LP2 (1-Month CME Term SOFR + 1.013%)[1,2]	02/15/39	6.346	44,242,156
22,217,893	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.014%)[1,2]	02/15/38	6.346	21,199,509
17,215,865	BXMT, Ltd. 2020-FL3 (1-Month CME Term SOFR + 1.514%)[1,2]	11/15/37	6.846	16,619,712
17,250,000	BXMT, Ltd. 2021-FL4 (1-Month CME Term SOFR + 1.164%)[1,2]	05/15/38	6.496	16,516,875
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 3.014%)[1,2]	11/15/31	8.348	24,833,656
11,715,000	Commercial Mortgage Pass Through Certificate[1]	07/12/28	7.121	12,345,815
17,938,989	HPLY Trust 2019-HIT (1-Month CME Term SOFR + 1.114%)[1,2]	11/15/36	6.459	17,877,324

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$23,600,000	Life Mortgage Trust 2022-BMR2 (1-Month CME Term SOFR + 1.295%)[1,2]	05/15/39	6.628%	$23,415,625
17,953,835	Med Trust 2021-MDLN (1-Month CME Term SOFR + 1.064%)[1,2]	11/15/38	6.397	17,774,297
28,261,755	MHC Commercial Mortgage Trust 2021-MHC (1-Month CME Term SOFR + 0.915%)[1,2]	04/15/38	6.248	28,093,951
16,040,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.397%)[1,2]	03/15/39	6.737	15,699,150
17,809,577	Ready Capital Mortgage Financing LLC 2022-FL8 (30-Day SOFR + 1.650%)[1,2]	01/25/37	6.994	17,676,006
46,350,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 1.550%)[1,2]	02/15/39	6.883	45,419,306
7,629,647	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.194%)[1,2]	07/15/38	6.528	7,530,656
24,300,000	Taubman Centers Commercial Mortgage Trust 2022-DPM (1-Month CME Term SOFR + 2.186%)[1,2]	05/15/37	7.519	24,239,002
20,000,000	WMRK Commercial Mortgage Trust 2022-WMRK (1-Month CME Term SOFR + 2.789%)[1,2]	11/15/27	8.122	20,062,500
	Total Commercial Mortgage Backed Securities			428,050,844
	(Cost $442,960,551)

	CORPORATE BONDS (44.8%)
	AGRICULTURE (0.0%)
1,000,000	Cargill, Inc.[1]	02/02/31	1.700	813,680

	APPAREL (0.0%)
1,000,000	Tapestry, Inc.	11/27/26	7.000	1,031,454
1,000,000	VF Corp.	04/23/25	2.400	961,120
				1,992,574

	AUTO MANUFACTURERS (1.6%)
16,000,000	Daimler Truck Finance North America LLC[1]	01/17/25	5.200	15,996,591
1,000,000	Ford Motor Credit Co. LLC	02/10/25	2.300	965,303
23,920,000	General Motors Financial Co., Inc.	04/06/26	5.400	24,072,279
9,175,000	Hyundai Capital America[1]	11/03/25	6.250	9,324,548
1,000,000	Hyundai Capital America[1]	01/08/26	1.300	927,692
11,055,000	Hyundai Capital America[1]	03/30/26	5.500	11,121,444
13,795,000	Hyundai Capital America[1]	06/26/26	5.650	13,930,215
11,580,000	Hyundai Capital America[1]	01/08/27	5.250	11,671,190
25,455,000	Mercedes-Benz Finance North America LLC[1]	03/30/26	4.800	25,481,510
				113,490,772
	BANKS (14.4%)
30,000,000	Bank of America Corp. (SOFR + 1.340%)[2]	09/15/27	5.933	30,644,203
1,000,000	Bank of America Corp. (3-Month CME Term SOFR + 1.774%)[2]	04/24/28	3.705	961,170
51,125,000	Bank of Montreal	01/10/25	1.500	49,405,712
1,000,000	Bank of New York Mellon Corp. (SOFR + 1.802%)[2]	10/25/28	5.802	1,037,012
34,710,000	Bank of New Zealand[1]	02/20/24	3.500	34,673,736
19,870,000	Bank of New Zealand[1]	02/07/28	4.846	19,849,623
9,500,000	Bank of New Zealand[1]	01/30/29	5.076	9,595,825

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$58,070,000	Bank of Nova Scotia	03/11/24	2.440%	$57,894,347
32,500,000	Bank of Nova Scotia (SOFR + 0.380%)[2]	07/31/24	5.724	32,525,902
15,015,000	Bank of Nova Scotia	01/10/25	1.450	14,503,786
16,915,000	Canadian Imperial Bank of Commerce	10/02/26	5.926	17,375,542
19,725,000	Canadian Imperial Bank of Commerce	04/28/28	5.001	19,868,274
1,000,000	Citigroup, Inc. (SOFR + 1.528%)[2]	03/17/26	3.290	977,392
33,540,000	Commonwealth Bank of Australia (SOFR + 0.400%)[1,2]	07/07/25	5.746	33,466,579
1,000,000	Discover Bank	07/27/26	3.450	950,768
65,000,000	DNB Bank ASA (1-Year CMT Index + 0.330%)[1,2]	09/30/25	0.856	63,029,125
1,000,000	Fifth Third Bancorp (SOFR + 2.192%)[2]	10/27/28	6.361	1,032,600
1,000,000	Goldman Sachs Group, Inc. (SOFR + 1.114%)[2]	02/24/28	2.640	931,686
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%)[2]	06/04/26	2.099	31,889,978
5,780,000	HSBC Holdings, Plc. (SOFR + 3.030%)[2]	11/03/26	7.336	5,999,090
25,640,000	HSBC Holdings, Plc. (SOFR + 1.570%)[2]	08/14/27	5.887	26,004,813
1,000,000	HSBC USA, Inc.	03/17/25	5.625	1,006,246
18,414,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[2]	08/04/28	4.443	17,895,518
24,145,000	Huntington National Bank (SOFR + 1.215%)[2]	11/18/25	5.699	24,014,862
1,000,000	Huntington National Bank (SOFR + 1.650%)[2]	05/17/28	4.552	973,338
33,270,000	JPMorgan Chase & Co. (3-Month CME Term SOFR + 1.585%)[2]	03/13/26	2.005	32,033,193
1,000,000	JPMorgan Chase & Co. (SOFR + 1.850%)[2]	04/22/26	2.083	961,650
1,000,000	KeyBank NA	08/08/25	4.150	977,823
18,760,000	KeyBank NA	11/15/27	5.850	18,806,711
33,923,000	Lloyds Banking Group, Plc	03/12/24	3.900	33,854,980
24,865,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.600%)[2]	03/18/26	3.511	24,302,766
17,755,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.800%)[2]	03/18/28	3.750	16,982,219
1,000,000	Manufacturers & Traders Trust Co.	01/27/28	4.700	980,138
39,660,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	37,606,980
42,665,000	Morgan Stanley (SOFR + 1.770%)[2]	10/16/26	6.138	43,468,751
1,000,000	Morgan Stanley[2,3]	07/22/28	3.591	955,877
15,190,000	PNC Financial Services Group, Inc. (SOFR + 1.322%)[2]	06/12/26	5.812	15,274,650
26,345,000	PNC Financial Services Group, Inc. (SOFR + 1.730%)[2]	10/20/27	6.615	27,384,335
1,000,000	Regions Financial Corp.	05/18/25	2.250	960,243
24,915,000	Royal Bank of Canada	08/03/27	4.240	24,563,708
16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500	15,925,852
1,000,000	Santander Holdings USA, Inc.	10/05/26	3.244	943,002
26,360,000	Skandinaviska Enskilda Banken AB1	09/09/24	0.650	25,610,585
10,085,000	State Street Corp. (SOFR + 1.353%)[2]	11/04/26	5.751	10,236,223
1,330,000	State Street Corp.	03/03/31	2.200	1,114,995
1,000,000	Synchrony Bank	08/22/25	5.400	992,334
14,435,000	Truist Financial Corp. (SOFR + 1.626%)[2]	10/28/26	5.900	14,602,700
1,000,000	Truist Financial Corp. (SOFR + 1.435%)[2]	01/26/29	4.873	988,570
53,570,000	UBS Group AG (1-Year CMT Index + 1.550%)[1,2]	01/12/27	5.711	53,888,774
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	37,066,128
22,750,000	US Bancorp (SOFR + 1.430%)[2]	10/21/26	5.727	22,975,006
1,000,000	US Bancorp (SOFR + 2.020%)[2]	06/12/29	5.775	1,024,500
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	18,634,710
7,920,000	Wells Fargo & Co. (SOFR + 1.560%)[2]	08/15/26	4.540	7,840,283

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued) BANKS (continued)
$1,000,000	Wells Fargo & Co. (3-Month CME Term SOFR + 4.032%)[2]	04/04/31	4.478%	$970,451
26,655,000	Westpac Banking Corp.	11/18/27	5.457	27,461,998
30,895,000	Westpac New Zealand, Ltd.[1]	02/15/28	4.902	30,938,004
				1,046,835,266
	BEVERAGES (0.1%)
8,175,000	Constellation Brands, Inc.	05/09/24	3.600	8,133,483

	BIOTECHNOLOGY (0.0%)
1,000,000	Baxalta, Inc.	06/23/25	4.000	985,777
1,000,000	Illumina, Inc.	12/13/27	5.750	1,023,178
				2,008,955
	BUILDING MATERIALS (0.0%)
1,000,000	CRH America, Inc.[1]	05/18/25	3.875	981,002

	CHEMICALS (0.0%)
1,000,000	Albemarle Corp.	06/01/27	4.650	987,896
1,000,000	International Flavors & Fragrances, Inc.[1]	10/01/25	1.230	931,881
				1,919,777
	COMPUTERS (0.0%)
600,000	Genpact Luxembourg S.a.r.l	12/01/24	3.375	585,924

	COSMETICS/PERSONAL CARE (0.0%)
1,000,000	Estee Lauder Cos, Inc.	04/15/30	2.600	887,788

	DIVERSIFIED FINANCIAL SERVICES (3.3%)
47,945,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	02/15/24	3.150	47,893,208
19,638,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust[1]	04/15/27	6.450	20,318,875
1,000,000	Air Lease Corp	02/01/25	2.300	967,985
1,000,000	American Express Co. (SOFR + 0.999%)[2]	05/01/26	4.990	999,070
34,045,000	Aviation Capital Group LLC[1] .	12/15/24	5.500	33,928,157
33,535,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	33,335,655
11,000,000	Capital One Financial Corp. (SOFR + 2.440%)[2]	10/29/27	7.149	11,463,322
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,784,426
18,620,000	Credit Acceptance Corp.[1]	12/15/28	9.250	19,551,129
48,895,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	45,100,348
25,095,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	23,598,234
1,000,000	Western Union Co.	01/10/25	2.850	974,346
				240,914,755
	ELECTRIC (2.0%)
1,000,000	Appalachian Power Co.	04/01/31	2.700	862,179
1,000,000	Atlantic City Electric Co.	03/15/31	2.300	845,023
1,000,000	Avangrid, Inc.	04/15/25	3.200	973,658
1,000,000	Black Hills Corp.	06/15/30	2.500	844,547
16,025,000	Constellation Energy Generation LLC	06/01/25	3.250	15,596,046
1,000,000	Duke Energy Ohio, Inc.	06/01/30	2.125	853,264
39,737,382	Duke Energy Progress NC Storm Funding LLC	07/01/30	1.295	36,137,288
61,690,000	Edison International (5-Year CMT Index + 4.698%)[2,5]		5.375	59,354,059
1,000,000	Edison International	11/15/29	6.950	1,086,127
1,000,000	Entergy Louisiana LLC	12/15/30	1.600	804,044
1,000,000	Evergy Missouri West, Inc.[1]	12/15/27	5.150	1,008,723

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued) ELECTRIC (continued)
$1,000,000	Fells Point Funding Trust[1]	01/31/27	3.046%	$943,420
1,000,000	Narragansett Electric Co.[1]	04/09/30	3.395	923,046
1,000,000	National Rural Utilities Cooperative Finance Corp.	03/15/30	2.400	873,995
1,000,000	NRG Energy, Inc.[1]	12/02/25	2.000	940,265
1,000,000	PacifiCorp.	09/15/30	2.700	872,416
1,000,000	Pennsylvania Electric Co.[1]	03/30/26	5.150	998,039
18,615,000	Public Service Enterprise Group, Inc.	10/15/28	5.875	19,457,998
1,000,000	Vistra Operations Co. LLC[1]	05/13/25	5.125	991,909
				144,366,046
	ENERGY-ALTERNATE SOURCES (0.3%)
25,000,000	NextEra Energy Partners LP1,6	06/15/24	0.000	24,300,000
	FOOD (0.4%)
1,000,000	Campbell Soup Co.	03/15/25	3.950	986,164
15,535,000	General Mills, Inc.	10/17/28	5.500	16,069,098
1,000,000	J M Smucker Co.	03/15/25	3.500	982,642
1,000,000	Mars, Inc.[1]	04/20/28	4.550	1,001,368
11,460,000	Sysco Corp.	01/17/29	5.750	11,952,933
1,000,000	Tyson Foods, Inc.	06/02/27	3.550	958,412
				31,950,617
	GAS (0.0%)
1,000,000	Brooklyn Union Gas Co.[1]	08/05/27	4.632	980,531
265,000	East Ohio Gas Co.[1]	06/15/25	1.300	251,774
1,000,000	Southern California Gas Co.	02/01/30	2.550	881,192
				2,113,497
	HEALTHCARE-PRODUCTS (0.3%)
22,215,000	Medtronic Global Holdings SCA	03/30/28	4.250	22,064,105
	HEALTHCARE-SERVICES (1.3%)
1,000,000	Adventist Health System	03/01/29	2.952	906,320
1,000,000	CommonSpirit Health	10/01/25	1.547	941,011
1,000,000	Providence St Joseph Health Obligated Group	10/01/29	2.532	885,398
32,090,000	Roche Holdings, Inc.[1]	11/13/26	5.265	32,743,970
1,000,000	Roche Holdings, Inc.[1]	11/13/28	5.338	1,036,346
60,630,000	Sutter Health	08/15/25	1.321	56,996,583
				93,509,628
	HOME BUILDERS (0.0%)
1,000,000	DR Horton, Inc.	10/15/25	2.600	959,858
	INSURANCE (10.2%)
26,415,000	American Coastal Insurance Corp.	12/15/27	7.250	23,179,162
18,000,000	Athene Global Funding[1]	01/14/25	2.500	17,474,771
14,345,000	Athene Global Funding[1]	06/29/25	2.550	13,708,543
1,000,000	Athene Global Funding[1]	10/02/26	1.730	906,856
17,070,000	Athene Global Funding[1]	01/09/29	5.583	17,221,428
1,000,000	Brighthouse Financial Global Funding[1]	05/24/26	1.550	916,774
1,000,000	CNO Global Funding[1]	01/06/25	1.650	960,255
1,000,000	Corebridge Global Funding[1]	07/02/26	5.750	1,013,435
14,025,000	Corebridge Global Funding[1]	09/19/28	5.900	14,545,001
26,595,000	Equitable Financial Life Global Funding[1]	11/12/24	1.100	25,694,418

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued) INSURANCE (continued)
$59,274,000	F&G Global Funding[1]	09/20/24	0.900%	$57,327,865
1,000,000	F&G Global Funding[1]	06/30/26	1.750	910,418
50,000,000	GA Global Funding Trust (SOFR + 0.500%)[1,2]	09/13/24	5.854	49,867,050
1,000,000	GA Global Funding Trust[1]	01/06/27	2.250	914,709
17,225,000	GA Global Funding Trust[1]	01/08/29	5.500	17,328,827
1,000,000	Guardian Life Global Funding[1]	12/10/25	0.875	928,253
1,000,000	Jackson National Life Global Funding[1]	01/12/25	1.750	966,106
980,000	MassMutual Global Funding II1	10/09/30	1.550	797,531
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	40,914,069
1,000,000	Metropolitan Life Global Funding I1	06/30/27	4.400	982,853
73,445,000	New York Life Global Funding[1]	01/14/25	1.450	70,918,475
74,165,000	Northwestern Mutual Global Funding[1]	03/25/24	0.600	73,611,263
15,850,000	Northwestern Mutual Global Funding[1]	01/10/29	4.710	15,920,004
19,330,000	Pacific Life Global Funding II1	06/24/25	1.200	18,393,981
37,490,000	Pacific Life Global Funding II1	04/04/28	4.900	37,430,309
37,180,000	Pricoa Global Funding I1	12/06/24	1.150	35,892,085
47,175,000	Principal Life Global Funding II1	01/10/25	1.375	45,552,598
12,560,000	Principal Life Global Funding II1	01/16/27	5.000	12,653,860
1,000,000	Principal Life Global Funding II1	06/28/28	5.500	1,012,207
29,855,000	Protective Life Global Funding[1]	07/05/24	0.781	29,233,667
42,465,000	Protective Life Global Funding[1]	01/13/25	1.646	41,050,738
1,000,000	Protective Life Global Funding[1]	04/14/26	5.209	1,006,269
16,160,000	RGA Global Funding[1]	11/21/28	6.000	16,732,528
1,180,000	RGA Global Funding[1]	01/18/29	2.700	1,046,280
37,290,000	SiriusPoint, Ltd.[1]	11/01/26	4.600	34,959,375
4,205,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	3,933,905
11,950,000	Vitality Re XIII, Ltd. (3-Month U.S. Treasury Bill + 2.000%)[1,2]	01/06/26	7.332	11,749,240
				737,655,108
	INVESTMENT COMPANIES (6.6%)
41,185,000	BlackRock TCP Capital Corp.	08/23/24	3.900	40,657,868
46,600,000	Blackstone Private Credit Fund	09/15/24	1.750	45,457,883
31,840,000	Blackstone Private Credit Fund	11/22/24	2.350	30,938,933
9,654,000	Blackstone Secured Lending Fund	01/15/26	3.625	9,252,747
31,201,000	Blue Owl Capital Corp.	04/15/24	5.250	31,127,233
10,000,000	Blue Owl Capital Corp.	03/30/25	4.000	9,773,567
6,028,000	Blue Owl Capital Corp. II1	11/26/24	4.625	5,956,073
18,000,000	Blue Owl Credit Income Corp.	09/23/26	3.125	16,555,713
20,015,000	Blue Owl Technology Finance Corp.[1]	12/15/25	4.750	19,146,984
18,375,000	Franklin BSP Lending Corp.[1]	12/15/24	4.850	17,923,459
26,475,000	Franklin BSP Lending Corp.	03/30/26	3.250	24,644,521
28,550,000	FS KKR Capital Corp.	07/15/24	4.625	28,344,505
18,859,000	FS KKR Capital Corp.	02/01/25	4.125	18,483,721
42,821,000	FS KKR Capital Corp.[1]	02/14/25	4.250	41,997,066
39,855,000	Golub Capital BDC, Inc.	04/15/24	3.375	39,638,458
49,650,000	Main Street Capital Corp.	05/01/24	5.200	49,503,871

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued) INVESTMENT COMPANIES (continued)
$33,980,000	Main Street Capital Corp.	07/14/26	3.000%	$31,338,424
17,345,000	PennantPark Investment Corp.	11/01/26	4.000	15,717,932
				476,458,958
	MACHINERY-CONSTRUCTION & MINING (0.0%)
1,000,000	Komatsu Finance America, Inc.[1]	10/06/27	5.499	1,024,666
	MACHINERY-DIVERSIFIED (0.2%)
1,000,000	CNH Industrial Capital LLC	05/23/25	3.950	984,026
10,920,000	CNH Industrial Capital LLC	01/12/29	5.500	11,230,006
				12,214,032
	OIL & GAS (0.1%)
10,072,000	Woodside Finance, Ltd.[1]	09/15/26	3.700	9,684,098
	PACKAGING & CONTAINERS (0.0%)
1,000,000	Amcor Flexibles North America, Inc.	05/17/25	4.000	985,198
	PHARMACEUTICALS (0.5%)
22,745,000	CVS Health Corp.	02/20/26	5.000	22,819,973
12,815,000	McKesson Corp.	02/15/26	5.250	12,817,428
				35,637,401
	PIPELINES (0.7%)
1,000,000	Columbia Pipeline Group, Inc.	06/01/25	4.500	989,091
16,986,000	EnLink Midstream Partners LP	06/01/25	4.150	16,630,823
31,985,000	Northriver Midstream Finance LP1	02/15/26	5.625	31,172,893
				48,792,807
	REAL ESTATE INVESTMENT TRUSTS (1.7%)
1,000,000	Agree LP	06/15/28	2.000	877,118
9,290,000	American Tower Trust #1[1]	03/15/28	5.490	9,415,598
1,000,000	Boston Properties LP	02/01/26	3.650	965,759
25,360,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM[1]	04/01/27	5.875	24,192,277
1,000,000	Federal Realty OP LP	05/01/28	5.375	1,012,214
23,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	21,875,936
14,480,000	Realty Income Corp.	01/13/26	5.050	14,480,345
29,500,000	Rexford Industrial Realty LP	06/15/28	5.000	29,616,736
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	18,687,428
1,000,000	VICI Properties LP / VICI Note Co., Inc.[1]	02/15/25	3.500	975,600
1,000,000	Welltower OP LLC	06/01/25	4.000	983,635
				123,082,646
	RETAIL (0.3%)
10,900,000	AutoZone, Inc.	11/01/28	6.250	11,574,240
11,000,000	Nordstrom, Inc.	04/08/24	2.300	10,890,000
				22,464,240
	SEMICONDUCTORS (0.3%)
16,565,000	ams-OSRAM AG1	03/30/29	12.250	17,906,268
	TOYS/GAMES/HOBBIES (0.0%)
1,000,000	Hasbro, Inc.	11/19/24	3.000	983,995

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	TRUCKING & LEASING (0.5%)
$1,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	07/15/25	4.000%	$979,913
31,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	05/01/28	5.550	31,548,451
				32,528,364
	Total Corporate Bonds
	(Cost $3,314,856,564)			3,257,245,508

	LOAN PARTICIPATIONS AND ASSIGNMENTS (12.2%)
30,672,250	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 4.750%)[2]	04/20/28	10.329	31,383,540
21,430,266	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[2]	02/10/27	10.998	19,117,512
20,572,178	Allspring Buyer LLC (3-Month CME Term SOFR + 3.250%)[2]	11/01/28	8.887	20,472,608
6,621,188	Allspring Buyer LLC (3-Month CME Term SOFR + 4.000%)[2]	11/01/28	9.375	6,590,862
46,216,291	Asplundh Tree Expert LLC (1-Month CME Term SOFR + 1.750%)[2]	09/07/27	7.183	46,174,696
4,567,552	Avantor Funding, Inc. Term B5 (1-Month CME Term SOFR + 2.250%)[2]	11/08/27	7.683	4,560,701
35,311,057	Avolon TLB Borrower 1 (US) LLC Term B6 (1-Month CME Term SOFR + 2.000%)[2]	06/22/28	7.337	35,287,399
12,906,689	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.) Term B5 (3-Month CME Term SOFR + 2.500%)[2]	12/20/29	7.848	12,904,624
10,198,814	BCP Renaissance Parent LLC Term B4 (3-Month CME Term SOFR + 3.500%)[2]	10/31/28	8.871	10,203,913
23,219,844	Buckeye Partners LP Term B1 (1-Month CME Term SOFR + 2.250%)[2]	11/01/26	7.683	23,181,066
35,790,000	Charter Communications Operating LLC Term B4 (3-Month CME Term SOFR + 2.000%)[2]	12/07/30	7.329	35,208,413
19,600,000	Clean Harbors, Inc. (1-Month CME Term SOFR + 1.750%)[2]	10/08/28	7.200	19,619,992
14,794,875	Delos Aircraft Designated Activity Co. (3-Month CME Term SOFR + 2.000%)[2]	10/31/27	7.348	14,817,067
21,409,800	Eastern Power LLC (1-Month CME Term SOFR + 3.750%)[2]	10/02/25	9.197	21,258,218
44,967,353	Elanco Animal Health, Inc. (1-Month CME Term SOFR + 1.750%)[2]	08/01/27	7.203	44,055,415
2,864,338	Icon Plc. (3-Month CME Term SOFR + 2.250%)[2]	07/03/28	7.860	2,865,627
11,496,412	Icon Plc. (3-Month CME Term SOFR + 2.250%)[2]	07/03/28	7.860	11,501,585
15,306,316	Iqvia, Inc. Term A2 (3-Month CME Term SOFR + 1.250%)[2]	06/16/27	6.738	15,229,784
31,224,234	Iridium Satellite LLC Term B3 (1-Month CME Term SOFR + 2.500%)[2]	09/20/30	7.833	31,134,933
32,542,657	Jazz Pharmaceuticals Plc. Term B1 (1-Month CME Term SOFR + 3.000%)[2]	05/05/28	8.447	32,517,274
46,242,822	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 2.000%)[2]	01/31/25	7.447	42,369,986
22,285,260	Lumen Technologies, Inc. Term B (1-Month CME Term SOFR + 2.250%)[2]	03/15/27	7.697	15,655,395
35,957,338	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 4.250%)[2]	09/01/28	9.900	34,310,491
50,000,000	NVA Holdings Parent LLC (1-Month CME Term SOFR + 1.750%)[2,4]	12/15/25	7.197	49,220,000

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$45,548,888	Organon & Co. (1-Month CME Term SOFR + 3.000%)[2]	06/02/28	8.450%	$45,463,711
25,000,000	Relam Amsterdam Holdings BV Term A (3-Month Term SOFR + 1.250%)[2]	07/10/28	6.683	24,875,000
15,000,000	Setanta Aircraft Leasing DAC (3-Month CME Term SOFR + 2.000%)[2]	11/05/28	7.610	15,000,000
33,750,000	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%)[2]	10/20/27	9.068	34,490,138
10,413,680	SS&C Technologies Holdings, Inc. Term B3 (1-Month CME Term SOFR + 1.750%)[2]	04/16/25	7.197	10,404,621
9,113,282	SS&C Technologies Holdings, Inc. Term B4 (1-Month CME Term SOFR + 1.750%)[2]	04/16/25	7.197	9,105,353
7,525,406	SS&C Technologies Holdings, Inc. Term B5 (1-Month CME Term SOFR + 1.750%)[2]	04/16/25	7.197	7,518,332
15,352,941	UGI Corp. Term A2 (1-Month CME Term SOFR + 2.000%)[2]	05/05/25	7.437	15,237,794
17,181,970	UGI Energy Services LLC (1-Month CME Term SOFR + 3.250%)[2]	02/22/30	8.683	17,172,692
37,637,239	United AirLines, Inc. Term B (1-Month CME Term SOFR + 3.750%)[2]	04/21/28	9.201	37,643,260
30,444,294	Vistra Operations Co. LLC (fka Tex Operations Co. LLC) (1- Month CME Term SOFR + 2.000%)[2]	12/20/30	7.333	30,173,036
4,225,000	Vontier Corp. (1-Month CME Term SOFR + 1.125%)[2]	10/28/24	6.572	4,214,438
56,273,879	Wynn Resorts, Ltd. Term A (1-Month CME Term SOFR + 1.750%)[2]	09/20/24	7.183	55,570,456
	Total Loan Participations and Assignments
	(Cost $901,974,282)			886,509,932

	MUNICIPAL BONDS (1.7%)
31,000,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.758	29,914,179
8,370,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	8,715,722
83,975,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 0.863%)[2]	09/15/27	4.417	82,423,083
	Total Municipal Bonds
	(Cost $123,606,669)			121,052,984

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.2%)
5,778,198	Cascade Funding Mortgage Trust 2019-RM3[1,2,3]	06/25/69	2.800	5,631,221
62,825	Pepper Residential Securities Trust No. 24A (SOFR + 1.014%)[1,2]	11/18/60	6.338	62,818
2,016,341	RESIMAC Premier 2020-1A (1-Month CME Term SOFR + 1.164%)[1,2]	02/07/52	6.508	2,015,805
4,345,467	RESIMAC Premier 2021-1A (1-Month CME Term SOFR + 0.814%)[1,2]	07/10/52	6.152	4,335,761
6,092,094	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	5,351,430
	Total Residential Mortgage Backed Securities
	(Cost $18,250,295)			17,397,035

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (0.6%)
$40,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600%	$37,784,807
13,120	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year RFUCCT + 1.788%)[2]	04/01/36	4.714	13,023
12,039	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month RFUCCT + 1.740%)[2]	12/01/36	5.865	11,861
9,931	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year RFUCCT + 1.745%)[2]	01/01/37	3.995	9,916
2,355,280	Federal National Mortgage Association (FNMA)	07/01/35	5.000	2,376,305
144,258	Federal National Mortgage Association (FNMA)	11/01/35	5.500	148,365
18,003	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.937%)[2]	07/01/36	6.187	18,625
30,722	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.721%)[2]	09/01/36	5.971	30,854
21,219	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.728%)[2]	01/01/37	6.074	21,267
139,101	Federal National Mortgage Association (FNMA)	08/01/37	5.500	143,063
1,663,056	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,707,928
671,926	Federal National Mortgage Association (FNMA)	06/01/40	6.500	707,178
3,403	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	3.625	3,346
	Total U.S. Government Agency Obligations
	(Cost $45,778,015)			42,976,538

	U.S. TREASURY BILLS (12.7%)
131,250,000	U.S. Treasury Bill[6,7]	04/18/24	0.000	129,789,542
104,000,000	U.S. Treasury Bill[6]	02/01/24	0.000	104,000,000
108,000,000	U.S. Treasury Bill[6]	02/13/24	0.000	107,811,010
135,000,000	U.S. Treasury Bill[6]	02/20/24	0.000	134,625,489
102,000,000	U.S. Treasury Bill[6]	02/27/24	0.000	101,612,762
125,000,000	U.S. Treasury Bill[6]	03/05/24	0.000	124,398,438
142,250,000	U.S. Treasury Bill[6]	04/04/24	0.000	140,946,189
85,700,000	U.S. Treasury Bill[6]	04/25/24	0.000	84,659,148
	Total U.S. Treasury Bills
	(Cost $927,843,999)			927,842,578

TOTAL INVESTMENTS (Cost $7,438,260,978)[8]	100.5%	$7,307,523,009
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS	(0.5)%	(34,596,516)
NET ASSETS	100.0%	$7,272,926,493

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2024 was $3,551,150,817 or 48.8% of net assets.

[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2024 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Security issued with zero coupon. Income is recognized through accretion of discount.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]	The aggregate cost of investments and derivatives for federal income tax purposes is $7,438,260,978, the aggregate gross unrealized appreciation is $27,198,378 and the aggregate gross unrealized depreciation is $164,112,760, resulting in net unrealized depreciation of $136,914,382.

Abbreviations:

CME	−	Chicago Mercantile Exchange.
CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
RFUCCT	−	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	−	Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at January 31, 2024:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	569	March 2024	$116,040,437	$117,018,406	$(977,969)
U.S. Treasury 5-Year Notes	2,651	March 2024	282,145,103	287,343,547	(5,198,444)
					$(6,176,413)

FAIR VALUE MEASUREMENTS

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 –	unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 –	significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024.

	Unadjusted Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Balance as of
Investments, at value	(Level 1)	(Level 2)	(Level 3)	January 31, 2024
Asset Backed Securities	$–	$1,617,421,808	$9,025,782	$1,626,447,590
Commercial Mortgage Backed Securities	–	428,050,844	–	428,050,844
Corporate Bonds	–	3,257,245,508	–	3,257,245,508
Loan Participations and Assignments	–	837,289,932	49,220,000	886,509,932
Municipal Bonds	–	121,052,984	–	121,052,984
Residential Mortgage Backed Securities	–	17,397,035	–	17,397,035
U.S. Government Agency Obligations	–	42,976,538	–	42,976,538
U.S. Treasury Bills	–	927,842,578	–	927,842,578
Total Investments, at value	$–	$7,249,277,227	$58,245,782	$7,307,523,009

Other Financial Instruments, at value
Financial Futures Contracts	$(6,176,413)	$–	$–	$(6,176,413)
Other Financial Instruments, at value	$(6,176,413)	$–	$–	$(6,176,413)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2024:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2023	$9,289,141	$48,865,000	$58,154,141
Purchases	-	49,030,000	49,030,000
Sales / Paydowns	(448,276)	(49,030,000)	(49,478,276)
Realized gains/(losses)	-	(839,199)	(839,199)
Change in unrealized appreciation/(depreciation)	184,917	1,102,352	1,287,269
Amortization	-	91,847	91,847
Transfers from Level 3	-	-	-
Transfers to Level 3	-	-	-
Balance as of January 31, 2024	$9,025,782	$49,220,000	$58,245,782

Fund investments classified as Level 3 were either single broker quoted or fair valued using a market approach or an income approach with valuation inputs such as a discounted cash flow model or market price information adjusted for changes in an appropriate index. As of January 31, 2024, $9,025,782 of value of the Level 3 assets in the Fund was based on a single quote from a broker.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.